Subsequent Events (Details) - USD ($)			12 Months Ended
	Oct. 20, 2025	Jun. 28, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Subsequent Event [Line Items]
Shares issued		925
Proceeds from Issuance Initial Public Offering			$ (740,105)	$ (10,256)
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Shares issued			210,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering	$ 5,600,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares issued	1,400,000
Shares Issued, Price Per Share	$ 4